Statement Of Changes In Members' Equity (Net Assets) (USD $)	Managing Member [Member] Total Index Series [Member]	Managing Member [Member] Agricultural Sector Series [Member]	Managing Member [Member] Energy Sector Series [Member]	Managing Member [Member]	Non-Managing Member [Member] Total Index Series [Member]	Non-Managing Member [Member] Agricultural Sector Series [Member]	Non-Managing Member [Member] Energy Sector Series [Member]	Non-Managing Member [Member]	Total Index Series Total [Member] Total Index Series [Member]	Agricultural Sector Series Total [Member] Agricultural Sector Series [Member]	Energy Sector Series Total [Member] Energy Sector Series [Member]	Total Index Series [Member]	Agricultural Sector Series [Member]	Energy Sector Series [Member]	Total
Members' equity (net assets), beginning balance at Dec. 31, 2008	$ 17,430	$ 20,416		$ 37,846	$ 86,004,045	$ 11,434,764		$ 97,438,809	$ 86,021,475	$ 11,455,180					$ 97,476,655
Subscriptions, net	10,000	10,000		20,000	80,991,589	6,156,043		87,147,632	81,001,589	6,166,043					87,167,632
Withdrawals					(29,919,638)	(8,112,508)		(38,032,146)	(29,919,638)	(8,112,508)					(38,032,146)
Net income (loss)	7,049	1,767		8,816	30,944,509	593,568		31,538,077	30,951,558	595,335		30,951,558	595,335		31,546,893
Members' equity (net assets), ending balance at Dec. 31, 2009	34,479	32,183		66,662	168,020,505	10,071,867		178,092,372	168,054,984	10,104,050					178,159,034
Subscriptions, net					129,833,428	12,089,466	3,083,446	145,006,340	129,833,428	12,089,466	3,083,446				145,006,340
Withdrawals					(26,152,335)	(9,200,786)	(2,849,558)	(38,202,679)	(26,152,335)	(9,200,786)	(2,849,558)				(38,202,679)
Net income (loss)	6,401	11,568		17,969	53,875,893	4,554,171	(233,888)	58,196,176	53,882,294	4,565,739	(233,888)	53,882,294	4,565,739	(233,888)	58,214,145
Members' equity (net assets), ending balance at Dec. 31, 2010	40,880	43,751		84,631	325,577,491	17,514,718		343,092,209	325,618,371	17,558,469					343,176,840
Subscriptions, net					62,986,349	3,160,037		66,146,386	62,986,349	3,160,037					66,146,386
Withdrawals					(63,031,098)	(5,623,982)		(68,655,080)	(63,031,098)	(5,623,982)					(68,655,080)
Net income (loss)	(3,878)	(8,240)		(12,118)	(32,543,377)	(3,498,038)		(36,041,415)	(32,547,255)	(3,506,278)		(32,547,255)	(3,506,278)		(36,053,533)
Members' equity (net assets), ending balance at Dec. 31, 2011	$ 37,002	$ 35,511		$ 72,513	$ 292,989,365	$ 11,552,735		$ 304,542,100	$ 293,026,367	$ 11,588,246					$ 304,614,613